SHAREHOLDERS' EQUITY - Ordinary Shares (Details)										1 Months Ended		12 Months Ended
	Feb. 19, 2026 $ / shares shares	Jan. 22, 2026 $ / shares shares	Apr. 28, 2025 $ / shares shares	Nov. 08, 2024 shares	Nov. 06, 2024 USD ($) shares	Sep. 18, 2024 USD ($) $ / shares shares	Aug. 26, 2024 USD ($) $ / shares shares	May 31, 2024 employee $ / shares shares	May 14, 2024 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) $ / shares shares	Dec. 18, 2024 USD ($) item shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Feb. 18, 2026 $ / shares shares	Oct. 20, 2025 $ / shares shares	Oct. 19, 2025 $ / shares shares	Nov. 07, 2024 $ / shares shares	Dec. 31, 2022 $ / shares shares
SHAREHOLDERS' EQUITY
Common stock, shares authorized			50,000,000									285,714,286	285,714,286			10,000,000,000	2,000,000
Common stock par value, per share | $ / shares			$ 0.001									$ 0.875	$ 0.875				$ 0.025
Conversion ratio			25
Common share price per share | $ / shares							$ 980
Share price | $ / shares																			$ 72.45
Costs of private placement | $													$ 256,500
Recognized as construction in progress | $							$ 26,164		$ 24,761
Employees and officers | employee								13
Payroll, payroll taxes and others | $												$ 232,804	1,792,080	$ 572,240
Closing market price | $													24,761
Exercise price of warrants | $ / shares																			$ 189
Proceeds from issuance | $													2,450,002
Warrants outstanding																			16,543
Proceeds from warrant exercises | $												324,000	232,958
Total value of underwriter warrants | $												$ 333,657	1,424,932
Total value | $													$ 363,169
Subsequent events
SHAREHOLDERS' EQUITY
Common stock, shares authorized	285,714,286	10,000,000,000													10,000,000,000
Common stock par value, per share | $ / shares	$ 0.875	$ 0.025													$ 0.025
Threshold listed share price | $ / shares		$ 1
Conversion ratio	0.0286	0.0286
Subsequent events | Closing bid price less than US$ 1.00 per share | Minimum
SHAREHOLDERS' EQUITY
Conversion ratio		2
Subsequent events | Closing bid price less than US$ 1.00 per share | Maximum
SHAREHOLDERS' EQUITY
Conversion ratio		50
Class A ordinary shares
SHAREHOLDERS' EQUITY
Common stock, shares authorized																9,999,592,000	1,592,000
Common stock par value, per share | $ / shares																$ 0.025	$ 0.025
Ordinary shares, shares issued												18,884	17,165
Class B ordinary shares
SHAREHOLDERS' EQUITY
Common stock, shares authorized	408,000															408,000
Common stock par value, per share | $ / shares	$ 0.025															$ 0.025
Ordinary shares, shares issued												11,658	11,658
Employees and Officers
SHAREHOLDERS' EQUITY
Payroll, payroll taxes and others | $													$ 1,493,418
Common Stock
SHAREHOLDERS' EQUITY
Common share price per share | $ / shares									$ 927.5
Issued expert as consideration									27
Recognized as construction in progress | $									$ 23
Number of shares issued consideration for services							27
Closing market price | $							$ 24						23
Total value | $													$ 286
Common Stock | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares issued												18,884	17,165	1,686					1,686
Ordinary shares sold (in shares)													3,112
Number of shares issued consideration for services													27
Allocation of shares													328
Common Stock | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares issued												11,658	11,658	11,658					11,658
Common Stock | Employees and Officers
SHAREHOLDERS' EQUITY
Common share price per share | $ / shares								$ 1,111.25
Share-based compensation (in shares)								1,344
Share-based compensation | $													$ 1,176
Additional Paid in Capital
SHAREHOLDERS' EQUITY
Recognized as construction in progress | $									$ 24,738
Closing market price | $							$ 26,140						24,738
Total value | $													362,883
Additional Paid in Capital | Employees and Officers
SHAREHOLDERS' EQUITY
Share-based compensation | $													$ 1,492,242
Series A warrant
SHAREHOLDERS' EQUITY
Exercise price of warrants | $ / shares										$ 189								$ 1,181.25
Shares issued exercise of warrants										1,715
Warrants outstanding				19,446								16,543	18,258					18,258
Number of investors exercised | item											4
Proceeds from warrant exercises | $											$ 224,400
Total value of underwriter warrants | $													$ 1,424,932
Net proceeds from exercise of warrants | $										$ 324,000
Series A warrant | Common Stock
SHAREHOLDERS' EQUITY
Shares issued exercise of warrants											1,188
Shares exercised at a price of 90% of the lowest trading price				189
Warrants outstanding																		3,112
Total value of underwriter warrants | $												$ 333,657
Series B warrant
SHAREHOLDERS' EQUITY
Shares issued exercise of warrants					9,781
Proceeds from warrant exercises | $					$ 8,558
Private placement
SHAREHOLDERS' EQUITY
Common stock par value, per share | $ / shares						$ 0.875
Common share price per share | $ / shares						$ 787.5
Number of shares that each unit includes						1
Floor price per share | $ / shares						$ 189
Proceeds from issuance | $						$ 2,170,000
Private placement | Series A warrant
SHAREHOLDERS' EQUITY
Number of warrants that each unit includes						1
Number of ordinary shares at an exercise price						1
Exercise price of warrants | $ / shares						$ 1,181.25
Private placement | Series B warrant
SHAREHOLDERS' EQUITY
Number of warrants that each unit includes						1